March 2, 2010

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:            MMA Praxis Mutual Funds
File Nos. 33-69724 and 811-8056

Ladies and Gentlemen:

On behalf of the MMA Praxis Mutual Funds (“Registrant”), attached for filing is Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A.

The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933 primarily for the purpose of complying with the new Form N1-A statutory and summary prospectus requirements, as well as providing audited financial information and other updated information.

If you have any questions about this matter please contact the undersigned at 513.878.4070.

Very truly yours,

MMA Praxis Mutual Funds

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary